Debt (Tables)	3 Months Ended
Mar. 31, 2022
Debt
Schedule outstanding principal balances on each loan facility

	As at
In thousands of U.S. Dollars	March 31, 2022	December 31, 2021
NIBC Bank Facility	—	—
Nordea/SEB Joint Bank Facility	54,486	56,599
Nordea/SEB Revolving Facility	29,400	28,954
ABN/CACIB Joint Bank Facility	49,893	51,340
ABN AMRO Revolving Facility	15,000	1,680
IYO Bank Facility	8,000	8,400
Total debt	156,779	146,972
Deferred finance fees	(1,683)	(1,871)
Net total debt	155,096	145,101
Current portion of long-term debt	15,834	15,834
Current portion of deferred finance fees	(723)	(731)
Total current portion of long-term debt	15,111	15,103
Non-current portion of long-term debt	139,985	129,998

Schedule of future minimum repayments under the loan facilities

As at
In thousands of U.S. Dollars	March 31, 2022
2022	11,876
2023	30,834
2024	110,469
2025	3,600
156,779